Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 163	$ 181
Depreciation	53	81
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	13	10
Depreciation	8	24
Land, Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	147	169
Depreciation	44	56
Furniture, Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	3	2
Depreciation	$ 1	$ 1